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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of March 31, 2010 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 7.4%
$5,000,000	BNP Paribas, 0.200%, due 05/19/10	$5,000,000
14,500,000	BNP Paribas, 0.270%, due 08/02/10	14,500,000
12,000,000	Natixis, 0.280%, due 04/05/10	12,000,000
16,000,000	Rabobank, 0.270%, due 06/02/10	16,000,000
10,000,000	Societe Generale, 0.250%, due 06/15/10	10,000,000
3,000,000	Societe Generale, 0.300%, due 05/17/10	3,000,000
9,500,000	Svenska Handelsbanken AB, 0.290%, due 09/01/10	9,500,000
11,000,000	Toronto-Dominion Bank, 0.260%, due 06/30/10	11,000,274
4,400,000	Toronto-Dominion Bank, 0.330%, due 05/17/10	4,400,168
7,000,000	Toronto-Dominion Bank, 0.330%, due 05/19/10	7,000,931
	Total Certificates of Deposit
	(Cost $92,401,373)	92,401,373
COMMERCIAL PAPER: 63.7%
8,500,000	American Honda Finance Corp., 0.280%, due 08/31/10	8,489,951
6,000,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	5,980,283
12,500,000	ASB Finance Ltd., 0.205%, due 05/20/10	12,496,512
9,000,000	ASB Finance Ltd., 0.340%, due 05/06/10	8,997,025
6,500,000	Barton Capital, LLC, 0.180%, due 04/09/10	6,499,740
5,500,000	Barton Capital, LLC, 0.180%, due 05/05/10	5,499,065
19,750,000	Barton Capital, LLC, 0.180%, due 04/22/10	19,747,926
10,000,000	Barton Capital, LLC, 0.180%, due 05/18/10	9,997,650
1,500,000	Barton Capital, LLC, 0.190%, due 04/06/10	1,499,960
3,000,000	Barton Capital, LLC, 0.190%, due 05/25/10	2,999,145
2,500,000	BNP Paribas, 0.220%, due 04/13/10	2,499,817
14,000,000	Cafco, LLC, 0.180%, due 04/29/10	13,998,040
5,250,000	Cafco, LLC, 0.290%, due 07/12/10	5,245,686
26,250,000	Cafco, LLC, 0.320%, due 06/14/10	26,232,788
6,250,000	CBA Del Finance, Inc., 0.300%, due 06/10/10	6,247,210
1,500,000	Ciesco L.P., 0.190%, due 04/20/10	1,499,850
4,600,000	Ciesco L.P., 0.210%, due 05/10/10	4,598,954
17,750,000	Ciesco L.P., 0.220%, due 05/12/10	17,745,553
6,250,000	Ciesco L.P., 0.300%, due 07/07/10	6,244,948
15,000,000	Ciesco L.P., 0.310%, due 07/14/10	14,986,567
500,000	Ciesco LLC, 0.300%, due 06/07/10	499,721
14,000,000	Concord Minutemen Capital Co., LLC, 0.400%, due 04/28/10	13,995,800
5,250,000	Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	5,241,819
7,000,000	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	6,982,333
12,500,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	12,476,944
4,250,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	4,246,600
4,500,000	Crown Point Capital Co., 0.400%, due 05/18/10	4,497,650
11,250,000	Crown Point Capital Co., 0.400%, due 04/22/10	11,247,375
5,000,000	Crown Point Capital Co., 0.551%, due 07/12/10	4,992,208
6,500,000	Crown Point Capital Co., 0.592%, due 09/02/10	6,483,595
12,500,000	Crown Point Capital Co., 0.800%, due 06/24/10	12,476,667
4,250,000	Crown Point Capital Co., 0.900%, due 05/03/10	4,246,600
13,250,000	Danske Corp., 0.250%, due 06/18/10	13,242,823
8,750,000	Danske Corp., 0.250%, due 06/25/10	8,744,835
21,250,000	Deutsche Bank AG/London, 0.270%, due 07/26/10	21,231,513
21,750,000	Dexia Del, LLC, 0.310%, due 05/26/10	21,739,581
12,750,000	Edison Asset Securities, LLC, 0.200%, due 05/26/10	12,746,104
17,632,000	Edison Asset Securities, LLC, 0.210%, due 06/09/10	17,624,903
8,250,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	8,245,946
11,500,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	11,497,956
24,250,000	Jupiter, 0.175%, due 05/10/10	24,245,140
4,000,000	Jupiter, 0.180%, due 05/04/10	3,999,340
2,000,000	Jupiter, 0.195%, due 05/19/10	1,999,480
1,000,000	Jupiter, 0.200%, due 05/03/10	999,822
13,750,000	Jupiter, 0.210%, due 05/20/10	13,746,070
10,000,000	Natixis, 0.900%, due 05/21/10	9,987,500
8,000,000	Old Line Funding, LLC, 0.170%, due 04/05/10	7,999,849
6,500,000	Old Line Funding, LLC, 0.180%, due 04/20/10	6,499,383
1,000,000	Old Line Funding, LLC, 0.180%, due 04/13/10	999,940
9,000,000	Old Line Funding, LLC, 0.210%, due 06/18/10	8,995,905
3,000,000	Old Line Funding, LLC, 0.250%, due 06/21/10	2,998,313
16,000,000	Old Line Funding, LLC, 0.260%, due 07/20/10	15,987,289
12,250,000	Park Avenue Receivables Corp., 0.160%, due 04/06/10	12,249,728
4,500,000	Park Avenue Receivables Corp., 0.170%, due 04/08/10	4,499,851
3,250,000	Park Avenue Receivables Corp., 0.170%, due 05/06/10	3,249,463
19,000,000	Park Avenue Receivables Corp., 0.180%, due 05/07/10	18,996,580
1,000,000	Park Avenue Receivables Corp., 0.190%, due 04/21/10	999,900
4,000,000	Park Avenue Receivables Corp., 0.215%, due 05/10/10	3,999,068
22,500,000	Royal Bank of Canada, 0.200%, due 06/15/10	22,490,625

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$9,000,000		Societe Generale, 0.570%, due 05/21/10	$8,992,875
14,000,000		Thunder Bay Funding, LLC, 0.180%, due 04/20/10	13,998,670
13,174,000		Thunder Bay Funding, LLC, 0.180%, due 04/14/10	13,173,144
5,750,000		Thunder Bay Funding, LLC, 0.180%, due 05/11/10	5,748,850
14,250,000		Thunder Bay Funding, LLC, 0.190%, due 05/10/10	14,247,067
8,250,000		Tulip Funding Corp., 0.190%, due 04/09/10	8,249,652
36,652,000		Tulip Funding Corp., 0.200%, due 04/15/10	36,649,171
16,000,000		Variable Funding Capital Corp., 0.180%, due 05/07/10	15,997,120
5,793,000		Variable Funding Capital Corp., 0.180%, due 04/20/10	5,792,450
15,000,000		Variable Funding Capital Corp., 0.180%, due 04/14/10	14,999,025
16,000,000		Variable Funding Capital Corp., 0.180%, due 05/11/10	15,996,800
14,750,000		Windmill Funding Corp., 0.180%, due 04/23/10	14,748,378
29,000,000		Windmill Funding Corp., 0.190%, due 04/26/10	28,995,948
10,500,000		Yorkstown Capital, LLC, 0.170%, due 04/05/10	10,499,802
4,000,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10	3,999,756
14,750,000		Yorkstown Capital, LLC, 0.200%, due 05/03/10	14,747,378
9,750,000		Yorkstown Capital, LLC, 0.210%, due 04/23/10	9,748,749
7,250,000		Yorkstown Capital, LLC, 0.240%, due 07/09/10	7,245,215
		Total Commercial Paper
		(Cost $792,740,939)	792,740,939
CORPORATE BONDS/NOTES: 9.8%
2,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	2,052,728
19,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11	19,000,000
3,250,000		Credit Suisse USA, Inc., 0.442%, due 03/02/11	3,253,536
5,390,000		Credit Suisse USA, Inc., 0.450%, due 08/15/10	5,391,972
1,750,000	S	Credit Suisse USA, Inc., 4.875%, due 08/15/10	1,774,319
7,250,000		Deutsche Bank AG/London, 5.000%, due 10/12/10	7,426,736
17,000,000		General Electric Capital Corp., 0.654%, due 06/09/10	17,021,823
15,500,000		Kreditanstalt fuer Wiederaufbau, 1.875%, due 03/15/11	15,693,790
8,000,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	8,196,842
4,500,000	#	Rabobank, 0.250%, due 03/16/11	4,500,000
2,000,000	#	Rabobank, 0.651%, due 05/19/10	2,001,180
2,750,000		Royal Bank of Canada, 0.272%, due 06/08/10	2,750,457
14,000,000	#, C	Svenska Handelsbanken AB, 0.280%, due 02/09/11	14,000,000
18,500,000	C	Westpac Banking Corp., 0.249%, due 04/28/11	18,500,000
		Total Corporate Bonds/Notes
		(Cost $121,563,383)	121,563,383
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.8%
19,500,000		Fannie Mae, 0.462%, due 03/01/11	19,416,778
750,000		Fannie Mae, 1.500%, due 09/16/10	753,772
5,000,000		Fannie Mae, 2.375%, due 05/20/10	5,012,648
3,300,000	L	Fannie Mae, 4.750%, due 12/15/10	3,402,419
1,750,000		Fannie Mae, 7.125%, due 06/15/10	1,774,123
4,990,000		Freddie Mac, 0.151%, due 07/12/10	4,991,200
8,500,000		Freddie Mac, 1.550%, due 12/15/10	8,571,549
4,750,000		Freddie Mac, 3.250%, due 07/16/10	4,786,938
35,220,000	S	Freddie Mac, 4.125%, due 07/12/10	35,568,987
		Total U.S. Government Agency Obligations
		(Cost $84,278,414)	84,278,414
REPURCHASE AGREEMENTS: 12.3%
92,000,000		Goldman Sachs Repurchase Agreement dated 03/31/10, 0.010%, due 04/01/10, $92,000,013 to be received upon repurchase (Collateralized by $89,475,000 Federal Home Loan Bank, 3.375%-5.375%, Market Value plus accrued interest $93,841,623, due 12/10/10-05/29/13	92,000,000
61,067,000		Morgan Stanley Repurchase Agreement dated 03/31/10, 0.010%, due 04/01/10, $61,067,017 to be received upon repurchase (Collateralized by $95,855,000 Resolution Funding Corporation, Discount Notes, Market Value $62,289,455, due 10/15/19)	61,067,000
		Total Repurchase Agreement
		(Cost $153,067,000)	153,067,000

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SECURITIES LENDING COLLATERAL(cc): 0.1%
1,065,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$1,065,000
747,006		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		597,605
		Total Securities Lending Collateral
		(Cost $1,812,006)		1,662,605
		Total Investments in Securities
		(Cost $1,245,863,115)*	100.1%	$1,245,713,714
		Other Assets and Liabilities - Net	(0.1)	(1,448,221)
		Net Assets	100.0%	$1,244,265,493

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(149,401)
		Net Unrealized Deprecation		$(149,401)

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$92,401,373	$—	$92,401,373
Commercial Paper	—	792,740,939	—	792,740,939
Corporate Bonds/Notes	—	121,563,383	—	121,563,383
U.S. Government Agency Obligations	—	84,278,414	—	84,278,414
Repurchase Agreements	—	153,067,000	—	153,067,000
Securities Lending	1,065,000	—	597,605	1,662,605
Total Investments, at value	$1,065,000	$1,244,051,109	$597,605	$1,245,713,714

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$597,605	$—	$597,605

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010